Note 3 - Inventory	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Inventory Disclosure [Text Block]	3. INVENTORY
	June 30, 2012	March 31, 2012
Finished goods	$2,767	$2,915
Computer components	2,708	1,054
Total inventory	$5,475	$3,969
3. INVENTORY
	March 31,
	2012	2011
Finished goods	$2,915	$2,486
Computer components	1,054	1,268
Total inventory	$3,969	$3,754